Retirement Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Defined Contribution Plans [Line Items]
Maximum employee contribution to defined contribution plan, percent of compensation	100.00%
Matching contributions, percent of employee contributions	50.00%
Employer contributions	$ 0.3	$ 0.2	$ 0
Maximum [Member]
Schedule of Defined Contribution Plans [Line Items]
Maximum matching contribution, percent of base salary	3.00%